UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brightline Capital Management, LLC

Address:  1120 Avenue of the Americas, Suite 1505
          New York, New York 10036

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Nick Khera
Title:  Managing Member
Phone:  (212) 626-6829


Signature, Place and Date of Signing:

/s/ Nick Khera                  New York, New York          February 13, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).


[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  8

Form 13F Information Table Value Total: $31,305
                                       (thousands)


List of Other Included Managers: NONE


                                                      FORM 13F INFORMATION TABLE
                                                  Brightline Capital Management, LLC
                                                           December 31, 2011



COLUMN 1                        COLUMN  2   COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7         COLUMN 8

                                TITLE                   VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER         VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS    CUSIP       (X$1000)  PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE       SHARED  NONE
--------------                  ---------   ------      --------- --------  --- ----   ----------- --------  -----      ------- ----
EAGLE BULK SHIPPING INC         COM         Y2187A101   1,279     1,358,000 SH         SOLE                  1,358,000  0       0
EXCEL MARITIME CARRIERS LTD     COM         V3267N107   2,250     1,552,000 SH         SOLE                  1,552,000  0       0
GRAMERCY CAP CORP               COM         384871109   5,923     2,369,047 SH         SOLE                  2,369,047  0       0
GENCO SHIPPING & TRADING LTD    SHS         Y2685T107   5,435       804,000 SH         SOLE                    804,000  0       0
LOUISIANA PAC CORP              COM         546347105   3,974       492,500 SH         SOLE                    492,500  0       0
MASCO CORP                      COM         574599106   6,120       584,000 SH         SOLE                    584,000  0       0
MUELLER WTR PRODS INC           COM SER A   624758108   3,794     1,555,000 SH         SOLE                  1,555,000  0       0
U S G CORP                      COM NEW     903293405   2,530       249,000 SH         SOLE                    249,000  0       0





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